Retirement Benefits - Changes in Prepayment Credits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	$ 59.5
Amount used to offset minimum required contribution	(29.0)
Adjustment for investment experience	2.0
Ending balance	$ 32.5